Significant accounting policies - Property Plant and Equipment and Others (Details) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017
Property, plant and equipment
Impairment of assets	€ 0
Minimum Refund Period of Research and Development Incentives	5 years	5 years
Profit available for distribution	€ 0
Number of operating segments | item	1
IT equipment
Property, plant and equipment
Estimated useful life	3 years
Minimum | Office and lab equipment
Property, plant and equipment
Estimated useful life	3 years
Maximum | Office and lab equipment
Property, plant and equipment
Estimated useful life	5 years